Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of computation of basic and diluted earnings (Loss) per share

Basic and diluted earnings(loss) per share for each of the years presented are calculated as follows, the effect of share options and restricted share units were excluded from the computation of diluted net loss per share for the years ended December 31, 2021 and 2022, as its effect would be anti-dilutive:

	Year ended December 31,
	2020	2021	2022
	Ordinary shares	Ordinary shares	Class A Ordinary shares	Class A Ordinary shares	Class B Ordinary shares	Class B Ordinary shares
	RMB	RMB	RMB	US$	RMB	US$
Earnings (loss) per share—basic
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	416,732	(351,126)	(170,473)	(24,716)	(343,002)	(49,731)
Dilution effect arising from dividends declared on share awards of consolidated subsidiaries	(10,669)	(2,009)	(2,893)	(419)	(5,822)	(844)
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	406,063	(353,135)	(173,366)	(25,135)	(348,824)	(50,575)
Denominator:
Weighted average number of ordinary shares outstanding	1,402,509,386	1,430,052,602	479,301,343	479,301,343	964,380,962	964,380,962
Earnings(Loss) per share—basic	0.2895	(0.2469)	(0.3617)	(0.0524)	(0.3617)	(0.0524)
Earnings(Loss) per share—diluted
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	406,063	(353,135)	(173,366)	(25,135)	(348,824)	(50,575)
Dilution effect arising from share-based awards issued by subsidiaries	—	—	(97)	(14)	(194)	(28)
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	—	—	(349,018)	(50,603)	—	—
Net income (loss) attributable to ordinary shareholders	406,063	(353,135)	(522,481)	(75,752)	(349,018)	(50,603)
Denominator:
Weighted average ordinary shares outstanding	1,402,509,386	1,430,052,602	479,301,343	479,301,343	964,380,962	964,380,962
Dilutive effect of Share-based awards	18,558,520	—	—	—	—	—
Conversion of Class B into Class A ordinary shares	—	—	964,380,962	964,380,962	—	—
Denominator used for earnings (loss) per share	1,421,067,906	1,430,052,602	1,443,682,305	1,443,682,305	964,380,962	964,380,962
Earnings (Loss) per share—diluted	0.2857	(0.2469)	(0.3619)	(0.0525)	(0.3619)	(0.0525)
Earnings(Loss) per ADS:
Denominator used for earnings (loss) per ADS—basic	28,050,188	28,601,052	28,873,646	28,873,646
Denominator used for earnings (loss) per ADS—diluted	28,421,358	28,601,052	28,873,646	28,873,646
Earnings (Loss) per ADS—basic	14.4763	(12.3469)	(18.0854)	(2.6221)
Earnings (Loss) per ADS—diluted	14.2872	(12.3469)	(18.0954)	(2.6236)